Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES	17. TRADE AND OTHER PAYABLES
	Year ended December 31,
Group	2025	2024
	$000	$000
Trade payables	7,173	5,580
Accruals	3,287	1,650
	10,460	7,230